ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM
Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

July 23, 2015

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: State Street Institutional Investment Trust (Registration Nos. 33-30810 and 811-09819)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Investment Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 129 to the Trust’s Registration Statement under the Securities Act and Amendment No. 130 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 129/130”), including (i) the Prospectus for State Street Global Macro Absolute Return Fund (the “Fund”); (ii) the Statement of Additional Information for the Fund; and (iii) other information and the signature pages.

The Fund was added as a series of the Trust in Post-Effective Amendment No. 68 to the Trust’s Registration Statement under the Securities Act and Amendment No. 69 to the Trust’s Registration Statement under the 1940 Act filed on September 17, 2014 that was scheduled to become effective 75 days after its filing pursuant to Rule 485(a)(2) under the Securities Act (“Amendment No. 68/69”). The Fund was also included in Post-Effective Amendment No. 119 to the Trust’s Registration Statement under the Securities Act and Amendment No. 120 to the Trust’s Registration Statement under the 1940 Act filed on July 10, 2015, which delayed the effectiveness of Amendment No. 68/69 until August 9, 2015. The staff of the Securities and Exchange Commission provided comments by telephone regarding Amendment No. 68/69 with respect to the Fund on November 3, 2014. The Fund is today, via separate EDGAR correspondence, submitting written responses to such comments and disclosure changes referred to in such comment/response letter have been reflected in Amendment No. 68/69. Please note that Amendment No. 129/130 contains a number of changes in disclosure in addition to changes in response to the staff’s comments. Amendment No. 129/130 does not amend or supersede any prior filing with respect to any other series of the Trust. It is intended that this Amendment No. 129/130 become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures